Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets
11. Intangible assets:

		Accumulated	Net book
December 31, 2017	Cost	amortization	value
Patents and trademarks	$22,031	$6,995	$15,036
Technology	5,400	4,059	1,341
Customer contracts	12,964	8,404	4,560
Other intangibles	351	345	6
Total	$40,746	$19,803	$20,943

		Accumulated	Net book
December 31, 2016	Cost	amortization	value
Patents and trademarks	$19,679	$5,028	$14,651
Technology	4,735	3,068	1,667
Customer contracts	11,419	6,053	5,366
Other intangibles	319	171	148
Total	$36,152	$14,320	$21,832

Based on declining revenue and operating results in one business unit, the Company concluded there were impairment indicators as of November 30, 2017 requiring the performance of a long-lived assets impairment test for trademarks, customer contracts, and technology for this business unit. The Company completed its assessment at November 30, 2017, and concluded that intangible assets were not impaired.

During the year ended December 31, 2017, amortization of $3,452 (December 31, 2016 - $3,059; year ended December 31, 2015 - $2,951) was recognized in the statement of operations.